SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

In February 2017, we paid a cash distribution of $0.5775 per unit in respect of the three months ended December 31, 2016 to unitholders of record as of February 7, 2017.

On February 15, 2017, we completed the issuance and sale of $250.0 million aggregate principal amount of our senior unsecured non-amortizing bonds in the Nordic bond market (the “2017 Norwegian Bonds”). The 2017 Norwegian Bonds mature in May 2021 and bear interest at a rate of 3-month LIBOR plus 6.25%. In connection with the issuance of the 2017 Norwegian Bonds, we entered into economic hedge interest rate swaps to reduce the risk associated with fluctuations in interest rates by converting the floating rate of the interest obligation under the 2017 Norwegian Bonds to an all-in interest rate of 8.194%. We intend to list the 2017 Norwegian Bonds on the Oslo Bors. The net proceeds from our sale of the 2017 Norwegian Bonds will be used to repay our outstanding High Yield Bonds and for general partnership purposes. As of April 24, 2017, a total amount of NOK 996 million or $118.2 million of the High-Yield Bonds had been repurchased ahead of their October 2017 maturity, and the corresponding share of its associated cross currency interest rate swap had been terminated.

In February 2017, we sold 5,175,000 common units in an underwritten public offering. To maintain its 2% general partner interest, our general partner acquired 94,714 general partner units. We received proceeds of $119.4 million net of underwriters' fees from the offering, which we intend to use for general partnership purposes.

On March 8, 2017, we made a repayment of $125 million of the revolving credit facility under our $800 million credit facility, which we had drawn down in May 2016.

In February 2017, we entered into a time charter with a major international oil and gas company (the “New Charter”) for the Golar Grand. The Golar Grand is currently on charter with Golar and will therefore be sub-chartered back from Golar at the same rate as the New Charter, until the Golar charter ends in October 2017. The vessel will be delivered under the New Charter during the second quarter of 2017 for an initial period of 2 years with three one-year extension options and up to two additional options to extend the charter for up to an additional 2 years each.

On April 26, 2017, we declared a cash distribution of $0.5775 per unit in respect of the three months ended March 31, 2017, payable on May 12, 2017, to unitholders of record as of May 5, 2017.